Going Concern (Details Narrative) - USD ($) $ in Thousands		3 Months Ended
	Feb. 21, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Statement Line Items [Line Items]
Accumulated deficit		$ (314,724)		$ (316,891)
Net income		779	$ (4,911)
Net cash used in operating activities		(2,444)	(3,006)
Licensing revenue		19	$ 18
License Agreement [Member] | Macrilen [Member]
Statement Line Items [Line Items]
Licensing revenue		14
Cash		$ 9,182
License Agreement [Member] | Macrilen [Member] | Non-adjusting events after reporting period [Member]
Statement Line Items [Line Items]
Proceeds from equity financing	$ 3,900